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      SUPPLEMENT DATED JUNE 3, 2009 TO THE PROSPECTUS DATED MAY 1, 2009 OF
                     SELIGMAN ASSET ALLOCATION SERIES, INC.,
       ON BEHALF OF ITS SELIGMAN ASSET ALLOCATION AGGRESSIVE GROWTH FUND, SELIGMAN ASSET ALLOCATION BALANCED FUND, SELIGMAN ASSET ALLOCATION GROWTH
            FUND AND SELIGMAN ASSET ALLOCATION MODERATE GROWTH FUND
         (EACH, A "SELLING FUND" AND COLLECTIVELY, THE "SELLING FUNDS")

On June 2, 2009, each Selling Fund convened a special meeting of shareholders (the "Meeting") to approve the merger of the Selling Fund into its respective Buying Fund listed in the table below (each, a "Buying Fund").

At the Meeting, shareholders of Seligman Asset Allocation Balanced Fund on April 3, 2009 approved the merger of this Selling Fund into RiverSource Portfolio Builder Moderate Aggressive Fund, a fund that seeks to provide the highest level of total return that is consistent with a moderate aggressive level of risk. It is anticipated that the merger of Seligman Asset Allocation Balanced Fund into RiverSource Portfolio Builder Moderate Aggressive Fund will occur in the third quarter of 2009.

At the Meeting of each of Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Moderate Growth Fund, because there were insufficient votes to approve the merger of these Selling Funds into its respective Buying Fund, the Chairman of the Board adjourned the Meeting with respect to each of these Selling Funds to 11:00 a.m. CDT on June 29, 2009 (the "Adjourned Meeting") at the offices of Ameriprise Financial, Inc., Ameriprise Financial Center, Minneapolis, 707 2nd Ave. South, Minnesota 55474. The adjournments will provide additional time for the solicitation of proxies to approve the merger of each of these Selling Funds into its respective Buying Fund. The proposed mergers are as follows:

SELLING FUND:                                      TO BE MERGED INTO THE BUYING FUND NAMED BELOW:
-------------                                      ----------------------------------------------
SELIGMAN ASSET ALLOCATION AGGRESSIVE GROWTH FUND   RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY
                                                   FUND, a fund that seeks to provide the highest
                                                   level of total return that is consistent with
                                                   a very aggressive level of risk.

SELIGMAN ASSET ALLOCATION GROWTH FUND              RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY
                                                   FUND, a fund that seeks to provide the highest
                                                   level of total return that is consistent with
                                                   a very aggressive level of risk.

SELIGMAN ASSET ALLOCATION MODERATE GROWTH FUND     RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND,
                                                   a fund that seeks to provide the highest level
                                                   of total return that is consistent with an
                                                   aggressive level of risk.

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Shareholders of Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset
Allocation Growth Fund and Seligman Asset Allocation Moderate Growth Fund of record on April 3, 2009 are entitled to vote at the Adjourned Meeting based on the number of shares they own in the Selling Fund irrespective of which class they own. If shareholders approve these mergers at the Adjourned Meeting, it is anticipated that the mergers will also occur in the third quarter of 2009.

For more information about the Buying Funds, please call 1-888-791-3380 for a prospectus.